Annual Total Returns - Allspring Multi-Asset Funds - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Allspring Diversified Capital Builder Fund)
Prospectus [Line Items]
Annual Return [Percent]	21.91%	21.80%	22.15%	(13.40%)	19.68%	12.66%	27.46%	(5.55%)	14.41%	22.11%
(Allspring Diversified Income Builder Fund)
Prospectus [Line Items]
Annual Return [Percent]	15.14%	11.49%	13.36%	(15.82%)	7.95%	4.55%	16.14%	(5.26%)	9.42%	15.07%
(Allspring Index Asset Allocation Fund)
Prospectus [Line Items]
Annual Return [Percent]	11.40%	14.68%	16.62%	(17.00%)	15.79%	16.23%	19.95%	(2.82%)	12.25%	7.50%